PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.4%
Municipal Bonds
Alabama 2.4%
Alabama Pub. Sch. & Clg. Auth. Rev., Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,265	$1,419,401
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,665	3,485,062
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,218,327
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	3,000	2,965,567
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	2,000	1,960,949
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,004,274
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	511,231
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	514,673

Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	946,740
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,506,526
Southeast Alabama Gas Sply. Dist. Rev., Proj. No. 2, Series A (Mandatory put date 06/01/24)	4.000(cc)	06/01/49	1,365	1,366,966
				20,899,716
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,636,229
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,701,406

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,453,796
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,065,836
				6,857,267
Arizona 2.8%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B, 3 Month LIBOR + 0.810%	3.318(c)	01/01/37	2,280	2,107,683
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp. Proj., Series A, Rfdg.	5.000	02/01/28	1,000	1,086,182
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	713,106
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	331,819

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)

Chandler Indl. Dev. Auth. Rev., Intel Corp., AMT (Mandatory put date 06/03/24)	5.000%(cc)	06/01/49	1,035	$1,043,600
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,140	1,185,036
Maricopa Cnty. Spl. HealthCare Dist., Series D, GO	5.000	07/01/28	850	942,349
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,145,247
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,652,190
Series A, AMT	5.000	07/01/47	2,000	2,016,420
Sr. Lien, AMT	5.000	07/01/48	2,000	2,015,906
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,210,791

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,000,492
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev., Forward Delivery Salt River Proj., Series A, Rfdg.	5.000	01/01/27	1,200	1,307,037
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,800	2,920,326
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,267,867
				24,946,051
Arkansas 0.3%
Fayetteville Sales & Use Tax Rev., Sales & Use Tax	2.875	11/01/32	3,000	2,837,333
California 5.7%
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	2,675	2,781,771
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,020,726
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,064,546
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	969,931
California St.,
GO	5.000	03/01/45	3,000	3,093,531
GO, Rfdg.	4.000	09/01/26	3,000	3,151,171
GO, Rfdg.	5.000	08/01/45	500	518,054
GO, Rfdg.	5.000	08/01/46	1,500	1,568,792
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,122,738

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

California St. Pub. Wks. Brd. Lease Rev., Series C, Rfdg.	5.000%	08/01/28	875	$977,419
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/28	3,255	3,591,729
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/29	1,400	1,546,965
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/33	3,050	3,435,784
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/35	1,545	1,740,699
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,333,953
Series A	5.500	11/15/37	1,000	1,071,468
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,017,706
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,520,701
Sr. Series C, AMT	5.000	05/15/28	1,075	1,162,417
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,043,315

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series B	5.000	07/01/34	2,500	2,535,193
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,409,304
Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.402(t)	08/01/25	2,000	1,827,783
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,078,065
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded 07/01/23)(ee)	5.000	07/01/43	2,000	2,026,880
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/38	1,000	1,013,324

San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,008,311
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	828,769
				50,461,045
Colorado 4.6%
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	1,833,581
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,220,539
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	2,619,732
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	2,465	2,572,885

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Hlth. Facs. Auth. Rev., (cont’d.)
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000%(cc)	05/15/62	3,000	$3,343,777

Colorado Springs Co. Util. Sys. Rev., Series C	5.000	11/15/27	1,000	1,104,260
Colorado St., COP	6.000	12/15/41	4,000	4,747,262
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,122,263
Series A, Rfdg., AMT	5.000	11/15/29	3,000	3,244,706
Series A, Rfdg., AMT	5.500	11/15/40	3,750	4,081,823
Sub. Sys., Series A, AMT	5.500	11/15/26	1,650	1,685,855
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,412,539
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,044,467
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,115,001
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,265,478
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,275	1,410,700
Sr. Series B, NATL	3.041(t)	09/01/25	2,000	1,840,536
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	421,532
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	424,316
				40,511,252
Connecticut 2.5%
Connecticut St.,
Forward Delivery Social Bonds, Series D, GO, Rfdg.	5.000	07/15/28	4,500	5,006,470
Series A, GO	4.000	01/15/33	2,000	2,070,136
Series A, GO	5.000	01/15/32	2,565	2,880,901
Series B, GO, Rfdg.	5.000	05/15/25	2,120	2,238,324
Series C, GO	5.000	06/15/28	1,200	1,333,195
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	967,050
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,285,303

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Connecticut (cont’d.)
Connecticut St. Spl. Tax Rev.,
Series A	5.000%	05/01/28	2,780	$3,086,423
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,339,808
				22,207,610
District of Columbia 2.3%
Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,231,933
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,400,030
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	867,196
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	739,673
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,281,175
Series C, Rfdg.	5.000	12/01/28	1,500	1,694,565

Dist. of Columbia Wtr. & Swr. Auth. Rev., Sub. Lien, Series A, Rfdg.	5.000	10/01/39	1,650	1,734,301
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,069,515
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,611,699
Rfdg., AMT	5.000	10/01/26	3,860	4,073,559
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,008,288

Washington Metropolitan Area Trans. Auth. Rev., Green Bond, Series A	5.000	07/15/28	1,960	2,190,858
				19,902,792
Florida 7.0%
Brevard Cnty. Hlth. Facs. Auth. Rev., Hlth. First Oblig. Grp., Series A, Rfdg.	5.000	04/01/47	365	373,393
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,004,625
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,528,966
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,189,731
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,948,897
Sr. Lien, Series D	5.000	07/01/29	780	875,654

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,046,101

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Florida Dev. Fin. Corp. Rev.,
Brightline Passenger Rail Expansion Proj., Rmkt., Series A (Mandatory put date 04/04/23)	2.900%(cc)	12/01/56	4,000	$3,999,988
Mater Academy Proj., Series A	5.000	06/15/56	500	481,086
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	588,185
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,250	1,304,650
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,503,037
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,095,237
Series A, AMT	5.000	10/01/54	1,500	1,526,443
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT (Pre-refunded date 10/01/23)(ee)	5.000	10/01/25	1,270	1,294,649
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,589,420

JEA Elec. Sys. Rev., Sub. Series A, Rfdg.	5.000	10/01/28	7,000	7,764,516
Lee Cnty. Arpt. Rev., Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,202,442
Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,512,764
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Sub. Series	5.000	10/01/27	2,215	2,422,310
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,571,140
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,418,877
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,014,206

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	2,865,319
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	522,801
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,251,840
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,090,778
Village CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	305	314,707
Spl. Assmt., Rfdg.	4.000	05/01/28	315	322,809
Spl. Assmt., Rfdg.	4.000	05/01/29	335	341,794

Village CDD No. 7, Spl. Assmt., Rfdg.	4.000	05/01/23	995	1,001,283

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Village CDD No. 13,
Spl. Assmt.	3.375%	05/01/34	480	$413,365
Spl. Assmt., 144A	2.625	05/01/30	980	846,130
				61,227,143
Georgia 3.6%
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/28	3,000	3,193,672
Series B, Rfdg., AMT	5.000	07/01/29	830	890,062
Series B, Rfdg., AMT	5.000	07/01/30	3,500	3,777,820
Georgia Ports Auth. Rev.,
Arpt. & Marina Imps.	5.000	07/01/29	1,250	1,411,214
Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,818,268
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	2,007,226
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,290	1,298,654
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	5,000	4,961,333
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,000	978,682
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,240	3,248,745

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	953,839
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	2,050	2,076,102
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,494,291

Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	2,120	2,187,187
				31,297,095
Hawaii 0.9%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,006,806
Series A, AMT	5.000	07/01/48	3,000	3,030,558
Series A, AMT	5.000	07/01/51	1,500	1,515,937

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,604,399
				8,157,700

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 11.8%
Chicago,
Series B-Exchange, GO, Rfdg.	4.000%	01/01/28	1,855	$1,814,664
Series C, GO, Rfdg.	5.000	01/01/24	340	343,242

Chicago Brd. of Ed., Series C, GO, Rfdg.	5.000	12/01/22	1,500	1,500,041
Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,001,962
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,331,061
Series B, Rfdg.	5.000	01/01/32	1,500	1,558,023
Sr. Lien, Series D	5.250	01/01/42	2,000	2,077,558

Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,031,996
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,550	2,563,730
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/29	355	367,909
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	2,450	2,536,160
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,022,968
2nd Lien, Series A	5.000	01/01/47	1,000	1,001,114
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,325	1,325,987
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,454,551
2nd Lien, Series A-1	5.000	11/01/27	510	531,281
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,552,970
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/33	4,000	4,026,718
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,020,678

Cook Cnty., Series A, GO, Rfdg.	5.000	11/15/28	1,050	1,154,529
Cook Cnty. Sales Tax Rev., Series A, Rfdg.	5.250	11/15/45	2,000	2,135,640
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,605,594
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,219,661
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,221,568
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,600,795
Illinois St.,
GO	5.000	02/01/24	1,195	1,212,801
GO	5.000	11/01/30	500	515,981
GO	5.000	04/01/31	1,000	1,013,382
GO	5.250	02/01/29	2,000	2,032,393
GO, Rfdg.	5.000	02/01/25	1,380	1,412,749

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series A, GO	5.000%	12/01/39	2,500	$2,533,325
Series A, GO, Rfdg.	5.000	10/01/28	750	785,089
Series C, GO	5.000	11/01/29	1,000	1,039,983
Series D, GO	5.000	11/01/23	3,730	3,775,236
Series D, GO	5.000	11/01/26	6,150	6,366,598
Series D, GO	5.000	11/01/27	2,210	2,298,868

Illinois St. Sales Tax Rev., Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,764,267
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,128,010
Series C	5.000	01/01/39	2,000	2,050,834
Sr. Rev. Bonds, Series A, Rfdg.	5.000	01/01/28	3,085	3,402,369
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,455	3,905,500
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	4.769(t)	12/15/34	10,000	5,669,146
McCormick Place Expansion, Series A, CABS, NATL	4.894(t)	06/15/37	7,500	3,712,783

Metropolitan Wtr. Reclamation Dist. of Grtr. Chicago, Green Bond, Series A, GO	4.000	12/01/51	1,000	911,354
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded	5.000	06/01/24	1,175	1,205,957
Tob. Set. Funded	5.000	06/01/27	2,975	3,158,734
Tob. Set. Funded	5.000	06/01/28	1,100	1,165,047

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,604,240
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,360,135
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,619,598

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	922,866
				103,567,645
Indiana 0.6%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,421,639
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	582,060

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Indiana (cont’d.)

Whiting Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000%(cc)	12/01/44	2,025	$2,078,305
				5,082,004
Iowa 0.9%
PEFA, Inc. Gas Proj. Rev., Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	7,815	8,000,006
Kansas 0.3%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,214,222
Kentucky 2.9%
Kentucky Pub. Energy Auth. Rev.,
Gas Sply. Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	7,435	7,390,931
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,465	3,463,696
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,369,645
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	800	778,569
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	5,930	5,825,015
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700(cc)	06/01/40	1,000	984,261
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,346,208

Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	1,880,838
				25,039,163
Louisiana 0.5%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,596
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,014,037
Tulane Univ. of Louisiana, Rfdg.	5.000	04/01/29	1,000	1,095,309

Louisiana St. Hwy. Impt. Rev., Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,295,216
				4,415,158

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Maine 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000%	07/01/27	1,200	$1,293,529
Maine Hlth., Series A	5.000	07/01/28	1,140	1,242,316
				2,535,845
Maryland 0.1%
Maryland St. Dept. of Trans. Rev., Series 2022B, Rfdg.	5.000	12/01/28	1,000	1,129,412
Massachusetts 0.7%
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Series B, Rfdg., NATL	5.500	07/01/27	1,325	1,488,039
Massachusetts Dev. Fin. Agcy. Rev., Northeastern Univ. Issue, Rfdg.	5.000	10/01/29	1,100	1,238,646
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	3,407,189
Massachusetts St. Port Auth. Rev., Series A, Rfdg., AMT	5.000	07/01/27	320	342,070
				6,475,944
Michigan 1.2%
Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,115,024
Sr. Series A, Class 1, Rfdg.	5.000	06/01/28	1,500	1,572,180
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,056,813
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,381,304
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	2,892,891

Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,502,020
				10,520,232
Minnesota 0.3%
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev., Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,502,205
Mississippi 0.1%
Mississippi Bus. Fin. Corp. Rev., Poll. Ctrl., Rfdg.	3.200	09/01/28	500	477,747

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri 0.9%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000%	01/01/44	3,500	$3,516,856
Series C, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/52	4,000	4,383,154
				7,900,010
Nebraska 0.7%
Central Plns. Energy. Proj. Rev., Proj. No. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,481,363
Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,336,065
				5,817,428
New Jersey 7.6%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,505,371
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,099,884
American Wtr. Co., Inc., Series B, Rfdg., AMT (Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	987,572
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	541,725
Sch. Facs. Construction	5.000	06/15/29	1,500	1,636,401
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,164,144
Unrefunded Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	150	150,655

New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,520,191
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,559,784
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,069,563
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,625,523
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,015,250
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	572,165
Sr. Series A, Rfdg.	5.000	12/01/26	700	735,458

New Jersey St. Sales Tax, Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	5,315	5,946,332
New Jersey Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,556,930
Series A	5.000	01/01/48	2,155	2,262,376

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Tpke. Auth. Rev., (cont’d.)
Series B	5.250%	01/01/52	2,000	$2,192,955
Series B, Rfdg.	5.000	01/01/27	2,215	2,399,667
Series D, Rfdg.	5.000	01/01/28	2,150	2,294,429
Series E, Rfdg.	5.000	01/01/32	2,030	2,220,771
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.000	06/15/27	1,200	1,288,613
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,382,585
Trans. Sys. Bond, Rfdg.	5.000	12/15/26	500	534,177
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,600	3,915,913
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,304,119
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	4,020	4,126,691
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,657,034
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	1,305	1,317,447
Series A, Rfdg.	5.000	06/01/25	2,345	2,437,796
Series A, Rfdg.	5.000	06/01/27	2,685	2,825,169
Series A, Rfdg.	5.000	06/01/28	3,395	3,578,546
Series A, Rfdg.	5.000	06/01/29	3,030	3,186,402
Series A, Rfdg.	5.000	06/01/37	2,000	2,062,754
				66,674,392
New Mexico 0.5%
Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,294,607
Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	2,876,184
				4,170,791
New York 5.1%
Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,771,575
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,723,918
New York,
Fiscal 2008, Rmkt., Series J-10, GO	5.000	08/01/26	1,000	1,079,069
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,111,584
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Secured, Sub. Fiscal 2015, Series E-1	5.000	02/01/41	3,000	3,085,254
Series A-1, Rfdg.	5.000	11/01/27	2,055	2,275,719
Sub. Series A-2	5.000	08/01/38	2,000	2,114,926

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev., (cont’d.)
Sub. Series F-1	5.000%	02/01/51	1,850	$1,973,397

New York City Wtr. & Swr. Sys. Rev., Sub. Series CC-2	5.000	06/15/28	2,330	2,534,859
New York Liberty Dev. Corp. Rev., Series 1WTC, Rfdg.	4.000	02/15/43	2,500	2,327,645
New York St. Dorm. Auth. Rev., Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,041,098
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,750	3,827,015
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	824,567
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	974,032
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,611,246
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,042,994
Triborough Bridge & Tunnel Auth. Rev.,
Green Bonds, Series E-2B, Rfdg.	5.000	11/15/27	1,500	1,651,937
Series A-1, Rfdg.	5.000	05/15/51	2,500	2,653,650
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,854,398

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,037,120
Utility Debt Secur. Auth. Rev., Restructuring Bonds, Series TE-1, Rfdg.	5.000	06/15/28	3,000	3,227,105
				44,743,108
North Carolina 0.8%
Charlotte Mecklenburg Hosp. Auth. Rev., Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,100	1,213,160
North Carolina St. Rev., Grant Anticipation Rev.	5.000	03/01/28	1,000	1,110,427
North Carolina Tpke. Auth. Rev., BANS	5.000	02/01/24	4,500	4,592,480
				6,916,067
North Dakota 0.1%
Cass Cnty. Joint Wtr. Resource Dist., Series A, GO	0.480	05/01/24	1,000	960,060

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio 4.6%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000%	11/15/28	460	$485,775
Allen Cnty. Hosp. Facs. Rev., Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,224,129
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	2,800	2,975,212
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	1,125	1,207,669
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/31	3,930	4,216,986
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,480	3,702,659
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj., Rfdg.	4.000	11/01/47	2,400	2,185,581
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	4,492,181

Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,383,077
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	440,768
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,440,357
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	710,221

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,095,618
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	5.000	01/01/28	2,890	3,180,013
Grant Anticipation Rev. Vehicle, Series 1-A	5.000	12/15/28	800	898,166

Ohio Turnpike & Infrast. Commn. Rev., Jr. Lien Infrast. Proj., Series A, Rfdg.	5.000	02/15/29	1,000	1,122,098
Ohio Wtr. Dev. Auth. Rev., Rfdg.	5.000	06/01/46	8,825	9,659,591
				40,420,101
Oklahoma 1.0%
Oklahoma Dev. Fin. Auth. Rev., Gilcrease Expressway West, AMT	1.625	07/06/23	1,500	1,475,776
Oklahoma Tpke. Auth. Rev.,
2nd Sr. Series A, Rfdg.	5.000	01/01/28	2,435	2,677,004
Series A	5.000	01/01/42	3,000	3,126,160

Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	1,911,295
				9,190,235

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oregon 0.2%
Oregon Hlth. & Science Univ. Rev., Series B-1, Rfdg. (Mandatory put date 02/01/30)	5.000%(cc)	07/01/46	2,000	$2,210,966
Pennsylvania 5.0%
Allegheny Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	01/01/27	2,000	2,105,586
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	351,725
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	2,405	2,518,037
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	1,280	1,384,100
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,095	1,166,080

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	2,290	2,563,969
Geisinger Auth. Rev., Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,100	1,162,876
Gen. Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,102,594
Lehigh Cnty. Gen. Purp. Auth. Rev., Lehigh Vlly. Academy Regl. Chrt. Sch.	4.000	06/01/57	1,445	1,107,204
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,113,106
Pennsylvania Econ. Dev. Fing. Auth. Rev., Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,133,454
Pennsylvania Higher Edl. Facs. Auth. Rev., Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,245	2,323,487
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000	12/01/38	1,000	1,034,329
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,542,467
Series A-2, Rfdg.	5.000	12/01/28	870	958,949
Series B	5.000	12/01/45	7,000	7,157,897
Sub. Series A-1	5.000	12/01/25	1,425	1,511,937
Sub. Series B, Rfdg.	5.000	06/01/29	1,925	2,047,867
Sub. Series B-1	5.250	06/01/47	2,000	2,059,895

Philadelphia Arpt. Rev., Priv. Activ., Rfdg., AMT	5.000	07/01/27	1,125	1,190,523
Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,072,048

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000%	08/01/28	625	$693,443
16th Series A, AGM	5.000	08/01/29	1,000	1,123,975

Philadelphia Wtr. & Wstewtr. Rev., Series A	5.000	11/01/27	1,180	1,296,521
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev., Rfdg.	4.000	04/15/26	2,395	2,488,254
				44,210,323
Puerto Rico 2.5%
Puerto Rico Comnwlth., Restructured, Series A, GO, CABS	5.210(t)	07/01/24	11,670	10,755,621
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured, Series A-1	5.000	07/01/58	4,413	4,154,146
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	797,424
Series A-1, CABS	4.345(t)	07/01/24	1,131	1,056,453
Series A-1, CABS	4.683(t)	07/01/27	6,342	5,128,969
				21,892,613
Rhode Island 1.1%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,197,573
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/24	680	692,163
Series A, Rfdg.	5.000	06/01/40	4,350	4,373,105
				9,262,841
South Carolina 1.2%
South Carolina Ports Auth. Rev., AMT	4.000	07/01/45	1,000	913,087
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,095,654
Series A, Rfdg.	5.000	12/01/29	1,300	1,354,303
Series A, Rfdg.	5.000	12/01/31	4,595	5,018,685
				10,381,729

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Dakota 0.1%
Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg. (Pre-refunded 06/01/23)(ee)	5.000%	06/01/27	1,000	$1,011,799
Tennessee 1.5%
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	830	859,904
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,680,042
Series A	5.250	09/01/26	2,605	2,699,962
				13,239,908
Texas 5.5%
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	2,000	2,064,000
Series C	5.000	01/01/27	800	845,122
Sr. Lien, Series A (Pre-refunded 07/01/25)(ee)	5.000	01/01/40	1,395	1,477,764
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,059,969
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,000	1,096,430
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,017,345
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,028,265

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,025,481
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/27	1,455	1,567,338
Series A, Rfdg.	5.000	11/01/26	1,375	1,458,166
Series B, Rfdg.	5.000	11/01/26	1,475	1,564,214

Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,013,131
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Med. Facs. Mtg., Baylor Clg. of Medicine, Series A, Rfdg. (Mandatory put date 07/01/24)	3.287(cc)	11/15/46	2,000	2,018,051
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,380	2,536,230
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,285	1,328,115
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,938,971
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,187,452
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	2,000	2,161,578

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Lower Colorado River Auth. Rev., (cont’d.)
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000%	05/15/52	1,500	$1,692,219
Series B, Rfdg., AGM	5.000	05/15/28	1,130	1,249,183

Matagorda Cnty. Navigation Dist. No. 1 Rev., Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900(cc)	05/01/30	1,250	1,220,448
North Texas Twy. Auth. Rev.,
1st Tier Bonds, Series A, Rfdg.	5.000	01/01/25	1,925	2,009,680
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,090	1,158,246
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,280,859
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,565	1,694,401
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,495	1,644,194
Series B, Rfdg.	5.000	01/01/45	2,000	2,033,982

Tarrant Cnty. Cultrl. Edu. Facs. Fin. Corp. Rev., Christus Hlth. Series A (Mandatory put date 07/01/32)	5.000(cc)	07/01/53	3,000	3,240,929
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	508,620
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,535,774
				48,656,157
Utah 1.6%
Cnty. of Utah Rev., IHC Hlth. Serv., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	6,800	7,336,702
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/23	2,000	2,019,742
Series A, AMT	5.000	07/01/28	2,070	2,210,302
Series A, AMT	5.250	07/01/48	2,000	2,048,932

Utah Telecommunication Open Infrast. Agcy. Rev., Rfdg.(hh)	5.500	06/01/40	500	560,444
				14,176,122
Virginia 1.1%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	2,550	2,342,628
Hampton Roads Trans. Accountability Commn. Rev., BANS, Sr. Lien, Series A	5.000	07/01/26	4,160	4,476,833

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000%	01/01/30	1,750	$1,726,886
Wise Cnty. Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	717,306
				9,263,653
Washington 2.4%
King Cnty., Series A, GO	5.000	01/01/28	1,000	1,106,317
Port of Seattle Rev.,
Intermediate Lein Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/28	1,500	1,609,209
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	8,145	8,294,248
Series A, AMT	5.000	05/01/43	1,500	1,522,983
Univ. of Washington Rev.,
Forward Delivery, Series C, Rfdg.	5.000	04/01/31	1,345	1,547,757
Forward Delivery, Series C, Rfdg.	5.000	04/01/32	1,460	1,675,743

Washington Econ. Dev. Fin. Auth. Rev., Mura Cascade ELP LLC Proj. Rfdg., AMT (Mandatory put date 12/08/23), 144A(hh)	3.900(cc)	12/01/42	2,000	1,986,445
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	705,730
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,716,922
				21,165,354
Wisconsin 0.3%
Pub. Fin. Auth. Rev., Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	1,500	1,508,485
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,383,948
				2,892,433

Total Long-Term Investments (cost $886,913,798)				846,420,677

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 2.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $19,884,704)	19,884,704	$19,884,704

TOTAL INVESTMENTS 98.7% (cost $906,798,502)		866,305,381
Other assets in excess of liabilities(z) 1.3%		11,174,551

Net Assets 100.0%		$877,479,932

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2022.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM National Muni Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
230	20 Year U.S. Treasury Bonds	Mar. 2023	$29,210,000	$(316,876)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).